FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
SCHEDULE OF AGING OF RECEIVABLES

The Company’s aging of receivables was as follows:

	December 31, 2023	December 31, 2022
0 – 30 days	$271,622	$1,020,091
31 – 60 days	109,928	116,378
61 – 90 days	64,259	343,364
91 + days	203,803	609,132
	$649,612	$2,088,965

SCHEDULE OF CONTRACTUAL MATURITIES OF FINANCIAL LIABILITIES

The following is an analysis of the contractual maturities of the Company’s financial liabilities at December 31, 2023:

	1 year	1 – 5 years	Total
Trade payables and accrued liabilities	$2,638,981	$-	$2,638,981
Customer deposits	104,715	-	104,715
Deferred income	12,112	95,562	107,674
Loans payable	85,058	-	85,058
Derivative liability	4,196,125	-	4,196,125
Lease liability	429,948	497,398	927,346
	$7,466,939	$592,960	$8,059,899

SCHEDULE OF CHANGES IN FOREIGN EXCHANGE RATES

The following table summarizes the sensitivity of the fair value of the Company’s risk to foreign exchange rates, with all other variables held constant. Fluctuations of 10 percent in the foreign exchange rate between US dollars and Canadian dollars could have resulted in a change impacting net loss upon consolidation as follows:

	December 31, 2023	December 31, 2022
Foreign exchange rate	$530,758	$969,977

SCHEDULE OF FINANCIAL ASSETS MEASURED FAIR VALUE THROUGH PROFIT AND LOSS

December 31, 2023	Level 1	Level 2	Level 3	Total
Equity securities in investee companies	$57,143	$-	$132,260	$189,403
Derivative liability	-	-	4,196,125	4,196,125
Total	$57,413	$-	$4,328,385	$4,385,528

December 31, 2022	Level 1	Level 2	Level 3	Total
Equity securities in investee companies	$57,143	$-	$135,440	$192,583
Notes receivable	-	-	169,300	169,300
Derivative liability	-	-	57,314	57,314
Total	$57,143	$-	$362,054	$419,197

SCHEDULE OF FAIR VALUE FOR DERIVATIVE LIABILITY

For the fair value of the derivative liability, reasonable possible changes to the expected volatility, the most significant unobservable input would have the following effects:

Unobservable Inputs	Change	Impact on comprehensive loss
		Year ended December 31, 2023	Year ended December 31, 2022
Volatility	20%	$291,149	$-